Other Liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Other Liabilities
26. Other Liabilities
Details of other liabilities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	11,263,263	￦	17,953,030
Prepaid card and debit card payables		35,259		36,005
Accrued expenses		3,875,939		5,592,853
Financial guarantee contracts liabilities		46,467		47,199
Deposits for letter of guarantees and others		1,762,482		1,226,095
Domestic exchange settlement credits		1,738,489		2,864,203
Foreign exchange settlement credits		250,138		215,730
Borrowings of other accounting businesses		—		2,793
Due to trust accounts		5,808,446		8,142,102
Liabilities incurred from agency relationships		513,621		514,642
Account for agency business		241,910		249,379
Dividend payables		3,425		7,455
Lease liabilities		592,697		588,803
Others		31,124		(23,373)

		26,163,260		37,416,916

Other non-financial liabilities
Other payables		400,525		353,074
Unearned revenue		520,465		351,677
Accrued expenses		900,141		961,464
Deferred revenue on credit card points		243,131		242,346
Withholding taxes		228,195		306,709
Others		394,316		632,749

		2,686,773		2,848,019

	￦	28,850,033	￦	40,264,935